INCOME TAXES - Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effect of movement in deferred tax balances	$ 118	$ 431	$ 27
Effect of adjustments in respect of current tax in prior periods	86	(369)	(5)
Effect of taxable income in various countries	820	1,205	1,483
Total income tax expense	1,024	$ 1,267	$ 1,505
Deferred tax assets	1,100
Deferred tax liabilities	$ 1,700